Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting
13.	Segment Reporting
The Company is organized and operates as one reportable segment, which carries out business activities related to the design, development, manufacturing, and marketing of products and services. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews operating results and profitability metrics at a consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance.
The CODM assesses performance of the Company and decides how to allocate resources based on net income (loss) that is also reported on the consolidated income statement. Significant segment expenses are consistent with those presented on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets, and total capital expenditures, depreciation, and amortization are reported on the consolidated statements of cash flows. The CODM is involved in determining and reviewing projected net income and income from operations as part of the annual operating plan process. Throughout the year, the CODM considers forecast to actual results and variances on a monthly and quarterly basis to allocate resources for the Company.

The following table presents selected financial information with respect to the Company’s single reportable segment as follows (in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2024	2025	2024	2025
Revenues	$175,338	$296,404	$329,351	$579,678
Cost of Revenues	111,583	194,648	199,151	379,970

Gross Profit	63,755	101,756	130,200	199,708

Operating Expenses
Selling, general and administrative expenses	29,656	68,145	55,803	121,728
Depreciation and amortization	15,154	13,521	32,851	26,727

Total operating expenses	44,810	81,666	88,654	148,455

Income from Operations	18,945	20,090	41,546	51,253
Total Other Expense, net	(11,668)	(20,581)	(25,721)	(33,254)
Income Tax Benefit (Expense)	(846)	400	(2,057)	(2,534)

Net (Loss) Income	$6,431	$(91)	$13,768	$15,465

14.	Segment Reporting
The Company is organized and operates as one reportable segment, which carries out business activities related to the design, development, manufacture and marketing of products and services. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews operating results and profitability metrics at a consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance.
The accounting policies of the consolidated segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance of the Company and decides how to allocate resources based on net income (loss) that is also reported on the consolidated income statement. Significant segment expenses are consistent with those presented on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets, and total capital expenditures and depreciation and amortization is reported on the consolidated statements of cash flows. The CODM is involved in determining and reviewing projected net income and income from operations as part of the annual operating plan process. Throughout the year, the CODM considers forecast to actual results and variances on a monthly and quarterly basis to allocate resources for the Company.

The following table presents selected financial information with respect to the Company’s single operating segment as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues	$64,478	$181,310	$753,188
Cost of Revenues	40,664	113,570	475,122

Gross Profit	23,814	67,740	278,066

Operating Expenses
Selling, general and administrative expenses	11,321	52,077	146,270
Depreciation and amortization	93	20,418	59,559

Total Operating Expenses	11,414	72,495	205,829

Income (Loss) from Operations	12,400	(4,755)	72,237
Total Other Expense, net	(749)	(20,404)	(49,451)
Income Tax (Expense) Benefit	(3,190)	5,957	(5,340)

Net Income (Loss)	$8,461	$(19,202)	$17,446

All of the Company’s long-lived tangible assets, as well as the Company’s operating lease right-of-use
assets recognized on the consolidated balance sheets were located within North America. Substantially all of the Company’s revenues are generated in North America.